FAIR VALUE MEASUREMENTS (Details) - Schedule of change in the fair value of conversion option liability	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of change in the fair value of conversion option liability [Abstract]
Initial measurement on December 20, 2021	$ 18,727
Change in fair value	(11,835)
Fair value, ending blance	$ 6,892